Employee benefits (Tables)	12 Months Ended
Mar. 31, 2022
Parent Company Gratuity plan [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Cost Recognized in the Income Statement [Text Block]
The components of gratuity cost recognized in the income statement for the years ended March 31, 2022, 2021 and 2020 consist of the following:

	For the Year Ended March 31,
	2022		2021		2020
Current service cost	Rs.	328	Rs.	281	Rs.	276
Interest on defined benefit liability		33		8		(4)
Gratuity cost recognized in income statement	Rs.	361	Rs.	289	Rs.	272

Disclosure of net defined benefit liability (asset) [Table Text Block]
Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2022		2021
Present value of funded obligations	Rs.	2,894	Rs.	2,628
Fair value of plan assets		(2,350)		(1,997)
Net defined benefit liability recognized	Rs.	544	Rs.	631

Disclosure of changes in the present value of defined benefit obligations [Text Block]
Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2022		2021
Defined benefit obligations at the beginning of the year	Rs.	2,628	Rs.	2,349
Current service cost		328		281
Interest on defined obligations		144		140
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		7		153
Actuarial loss/(gain) due to demographic assumptions		24		(26)
Actuarial loss/(gain) due to experience changes		60		51
Benefits paid		(293)		(345)
Liabilities (transferred) / assumed (1)		(4)		25
Defined benefit obligations at the end of the year	Rs.	2,894	Rs.	2,628

(1)	Liabilities assumed/transferred :

During the year ended March 31, 2022
,
Rs.(4) represents
the
transfer of liabilities on account of
 the
transfer
o
f employees between the parent company and its subsidiaries.

During the year ended March 31, 2021
,
Rs.25 is comprised of:
a)	Rs.70 increase in liabilities on account of the acquisition of employees pursuant to the Business Transfer Agreement with Wockhardt Limited. Refer to Note 6 of these consolidated financial statements for further details.
b)	Rs.45 transfer of liabilities on account of a restructuring of the pharmaceutical services business between the parent company and its subsidiary.

Disclosure of fair value of plan assets [text block]
Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2022		2021
Fair value of plan assets at the beginning of the year	Rs.	1,997	Rs.	2,160
Employer contributions		496		25
Interest on plan assets		111		132
Re-measurements due to:
Return on plan assets excluding interest on plan assets		43		(1)
Benefits paid		(293)		(345)
Assets (transferred) / acquired (1)		(4)		26
Plan assets at the end of the year	Rs.	2,350	Rs.	1,997

(1)	Assets acquired/transferred :

During the year ended March 31, 2022
,
 Rs.(4) represents
 the
transfer of plan asset
s
on account of
the
transfer
o
f employees between the parent company and its subsidiaries.

During the year ended March 31, 2021 Rs. 26
is
comprised of
:
a)	Rs.70 increase in assets on account of the acquisition of employees pursuant to the Business Transfer Agreement with Wockhardt Limited. Refer to Note 6 of these consolidated financial statements for further details.
b)	Rs.44 transfer of assets on account of a restructuring of the pharmaceutical services business between the parent company and its subsidiary.

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity Analysis:

	As of March 31, 2022
Defined benefit obligation without effect of projected salary growth	Rs.	1,904
Add: Effect of salary growth		990
Defined benefit obligation with projected salary growth		2,894
Defined benefit obligation, using discount rate minus 50 basis points		2,978
Defined benefit obligation, using discount rate plus 50 basis points		2,815
Defined benefit obligation, using salary growth rate plus 50 basis points		2,976
Defined benefit obligation, using salary growth rate minus 50 basis points		2,816

Disclosure of assumptions used to determine benefit obligations [Table Text Block]	The assumptions used to determine benefit obligations:
	For the Year Ended March 31,
	2022	2021	2020
Discount rate	6.45%	6.00%	6.65%
Rate of compensation increase	8.50%	8.00%	7.50%

Disclosure of assumptions used to determine the defined benefit cost [Table Text Block]
Disclosure of Disaggregation of Plan Assets [Table Text Block]
Disaggregation of plan assets:
The Gratuity Plan’s weighted-average asset allocation as of March 31, 2022 and 2021, by asset category, was as follows:

	As of March 31,
	202 2	202 1
Funds managed by insurers	100%	100%
Others	-	-

Disclosure Of Expected Future Cash Flows In Respect Of Post-employment Benefits [Text Block]
The expected future cash flows in respect of gratuity as of March 31, 2022 were as follows:

Expected contribution	Amount
During the year ended March 31, 2023 (estimated)	Rs.229

Expected future benefit payments
March 31, 2023	481
March 31, 2024	409
March 31, 2025	398
March 31, 2026	372
March 31, 2027	346
Thereafter	2,437

Industrias Quimicas Falcon de Mexico Pension plan [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Cost Recognized in the Income Statement [Text Block]
The components of net pension cost recognized in the income statement for the years ended March 31, 2022, 2021 and 2020 consist of the following:

	For the Year Ended March 31,
	2022		2021		2020
Current service cost	Rs.	16	Rs.	13	Rs.	11
Interest on defined benefit liability		10		8		16
Total cost recognized in income statement	Rs.	26	Rs.	21	Rs.	27

Disclosure of net defined benefit liability (asset) [Table Text Block]
Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2022		2021
Present value of funded obligations	Rs.	271	Rs.	307
Fair value of plan assets		(215)		(169)
Net defined benefit liability recognized	Rs.	56	Rs.	138

Disclosure of changes in the present value of defined benefit obligations [Text Block]
Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2022		2021
Defined benefit obligations at the beginning of the year	Rs.	307	Rs.	234
Current service cost		16		13
Interest on defined obligations		24		21
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(40)		24
Actuarial loss/(gain) due to experience changes		3		19
Benefits paid		(58)		(32)
Foreign exchanges differences		19		28
Defined benefit obligations at the end of the year	Rs.	271	Rs.	307

Disclosure of fair value of plan assets [text block]
Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2022		2021
Fair value of plan assets at the beginning of the year	Rs.	169	Rs.	128
Employer contributions		84		32
Interest on plan assets		15		13
Re-measurements due to:
Return on plan assets excluding interest on plan assets		(6)		12
Benefits paid		(58)		(32)
Foreign exchanges differences		11		16
Plan assets at the end of the year	Rs.	215	Rs.	169

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity Analysis:

	As of March 31, 2022
Defined benefit obligation without effect of projected salary growth	Rs.	185
Add: Effect of salary growth		86
Defined benefit obligation with projected salary growth		271
Defined benefit obligation, using discount rate minus 50 basis points		283
Defined benefit obligation, using discount rate plus 50 basis points		260
Defined benefit obligation, using salary growth rate plus 50 basis points		284
Defined benefit obligation, using salary growth rate minus 50 basis points		271

Disclosure of assumptions used to determine benefit obligations [Table Text Block]	The assumptions used to determine benefit obligations:
	For the Year Ended March 31,
	2022	2021	2020
Discount rate	9.25%	7.75%	8.75%
Rate of compensation increase	4.50%	4.50%	4.50%

Disclosure of Disaggregation of Plan Assets [Table Text Block]
Disaggregation of plan assets:
The Falcon pension plan’s weighted-average asset allocation as of March 31, 2022 and 2021, by asset category, was as follows:

	As of March 31,
	2022	2021
Funds managed by insurers	50%	51%
Others	50%	49%

Disclosure Of Expected Future Cash Flows In Respect Of Post-employment Benefits [Text Block]
The expected future cash flows in respect of post-employment benefit plans in Mexico as of March 31, 2022 were as follows:

Expected contribution	Amount
During the year ended March 31, 2023 (estimated)	Rs.	38

Expected future benefit payments
March 31, 202 3		3
March 31, 202 4		4
March 31, 202 5		8
March 31, 202 6		14
March 31, 202 7		23
Thereafter		639